Intangible Assets (Details) - Schedule of Fiscal Year, of the Amortization Amount of Intangible Assets	Dec. 31, 2023 USD ($)
Schedule of Amortization Amount of Intangible Asset by Fiscal Years [Abstract]
By December 31, 2024	$ 14,085
By December 31, 2025	14,085
By December 31, 2026	14,085
By December 31, 2027	14,085
By December 31, 2028	14,085
Thereafter	44,600
Total	$ 115,025